NOTE 3 – ACCOUNTS RECEIVABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Credit Loss [Abstract]
NOTE 3 – ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

As of June 30, 2022 and December 31, 2021, accounts receivable consisted of the following:

	June 30,	December 31,
	2022	2021

Deposit	$2,434	$2,682
UK VAT Receivable	8,342	15,084
Prepayments	—	200
Accounts receivable	$10,776	$17,966

Any nominal change in the deposit value is due to exchange rate fluctuation.

NOTE 3 – ACCOUNTS RECEIVABLE

As of December 31, 2021 and 2020, accounts receivable consisted of the following:

	December 31,	December 31,
	2021	2020

Deposit	$2,682	$2,500
UK VAT Receivable	15,084	11,867
Prepayments	200	—
Accounts receivable	$17,966	$14,367

Any nominal change in the deposit value is due to exchange rate fluctuation.